Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
NET REVENUE	$ 10,683,243	$ 1,166,425
COST OF REVENUE	(8,228,377)	(1,015,769)
GROSS PROFIT	2,454,866	150,656
OPERATING EXPENSES
Sales and Marketing Expenses	(801,374)	(414,750)
General and Administrative Expenses	(1,504,654)	(5,122,188)
Research and Development Expenses	(107,626)	(172,437)
Total operating expenses	(2,413,654)	(5,709,375)
(LOSS) INCOME FROM OPERATIONS	41,212	(5,558,719)
Gain on disposal of subsidiary	(29,279)
Other Income, net	(79,191)	28,647
LOSS BEFORE INCOME TAX	(67,258)	(5,530,072)
Provision for Income Taxes	211,368
NET LOSS	(278,626)	(5,530,072)
Less: net loss attributable to non-controlling interest	(10,715)	(24,926)
OTHER COMPREHENSIVE LOSS
Foreign Currency Translation Adjustment	(880,073)	(991,133)
TOTAL COMPREHENSIVE LOSS	$ (1,158,699)	$ (6,521,205)
Loss per share - basic	$ (0.01)	$ (0.17)
Loss per share - diluted	$ (0.01)	$ (0.17)
Weighted average shares outstanding - basic	80,917,493	39,376,394
Weighted average shares outstanding - diluted	80,917,493	39,376,394